Retail ETF

VANECK ETF TRUST

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
China: 4.0%
JD.com, Inc. (ADR) *	135,964	$9,526,997
United States: 96.1%
Amazon.com, Inc. *	13,428	44,773,517
AmerisourceBergen Corp.	25,198	3,348,562
AutoZone, Inc. *	3,493	7,322,690
Bath & Body Works, Inc.	40,144	2,801,650
Best Buy Co., Inc.	32,806	3,333,090
Cardinal Health, Inc.	41,632	2,143,632
Costco Wholesale Corp.	22,311	12,665,955
CVS Health Corp.	114,335	11,794,799
Dollar General Corp.	32,807	7,736,875
Dollar Tree, Inc. *	36,928	5,189,122
Lowe’s Companies, Inc.	46,067	11,907,398
Lululemon Athletica, Inc. *	15,342	6,005,626
McKesson Corp.	25,377	6,307,961
O’Reilly Automotive, Inc. *	11,752	8,299,615
Ross Stores, Inc.	50,752	5,799,938
Sysco Corp.	83,105	6,527,898
Target Corp.	44,427	10,282,185
The Gap, Inc.	52,103	919,618
	Number of Shares	Value
United States (continued)
The Home Depot, Inc.	86,279	$35,806,648
The Kroger Co.	102,237	4,627,247
The TJX Companies, Inc.	143,188	10,870,833
Walgreens Boots Alliance, Inc.	115,454	6,022,081
Walmart, Inc.	86,237	12,477,631
Wayfair, Inc. * †	7,521	1,428,764
		228,393,335
Total Common Stocks (Cost: $223,877,846)		237,920,332

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $190,856)
Money Market Fund: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	190,856	190,856

Total Investments: 100.2% (Cost: $224,068,702)		238,111,188
Liabilities in excess of other assets: (0.2)%		(427,616)
NET ASSETS: 100.0%		$237,683,572

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,357,146.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	72.3%	$172,004,568
Consumer Staples	17.8	42,320,811
Health Care	9.9	23,594,953
	100.0%	$237,920,332

The summary of inputs used to value the Fund’s investments as of December 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$237,920,332	$—	$—	$237,920,332
Money Market Fund	190,856	—	—	190,856
Total Investments	$238,111,188	$—	$—	$238,111,188

*	See Schedule of Investments for geographic sector breakouts.

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